Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net - Schedule of intangible assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 360,495	$ 239,201
In-development Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	12,751	8,216
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	39,237	39,220
Less-Accumulated amortization	(4,326)	(2,668)
Intangible assets, net	34,911	36,552
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	120,386	84,127
Less-Accumulated amortization	(7,701)	(3,366)
Intangible assets, net	112,685	80,761
Customer Contracts and Related Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	186,914	106,118
Less-Accumulated amortization	(14,692)	(2,716)
Intangible assets, net	172,222	103,402
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	28,993	10,400
Less-Accumulated amortization	(1,381)	(526)
Intangible assets, net	27,612	9,874
Recruitment Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	492	492
Less-Accumulated amortization	(178)	(96)
Intangible assets, net	$ 314	$ 396